Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 96.6%

AUSTRALIA — 0.8%
Cochlear Ltd.	14,250	$2,333,911

BELGIUM — 1.5%
Anheuser-Busch InBev SA/NV	76,905	4,263,319

BRAZIL — 3.8%
MercadoLibre, Inc. *	5,123	6,495,349
Raia Drogasil SA	840,580	4,617,166
		11,112,515
CANADA — 2.7%
Canadian Pacific Kansas City Ltd.	37,773	2,807,702
Shopify, Inc., Class A *	95,496	5,211,217
		8,018,919
CHINA — 7.8%
Alibaba Group Holding Ltd. *	389,656	4,224,723
Baidu, Inc., Class A *	147,608	2,484,342
BeiGene Ltd. *	141,869	1,957,356
Contemporary Amperex Technology Co., Ltd., Class A	86,999	2,430,117
Li Ning Co., Ltd.	411,000	1,716,205
Ping An Insurance Group Co. of China Ltd., Class H	588,500	3,337,764
Prosus NV *	224,017	6,600,892
		22,751,399
DENMARK — 1.0%
DSV A/S	16,461	3,067,355

FRANCE — 6.3%
Air Liquide SA	25,436	4,284,226
Kering	5,617	2,552,157
LVMH Moet Hennessy Louis Vuitton SE	6,906	5,212,861
Remy Cointreau SA	29,327	3,575,440
SOITEC *	8,489	1,408,803
Ubisoft Entertainment SA *	44,099	1,429,109
		18,462,596
GERMANY — 2.1%
adidas AG	15,599	2,736,200
Auto1 Group SE *	160,593	1,023,620
Nemetschek SE	37,634	2,290,351
		6,050,171
HONG KONG — 4.1%
AIA Group Ltd.	540,600	4,371,912
Hong Kong Exchanges & Clearing Ltd.	94,200	3,496,023
Techtronic Industries Co., Ltd.	440,000	4,247,578
		12,115,513
INDIA — 5.5%
HDFC Bank Ltd.	354,475	6,501,041
Jio Financial Services Ltd. *	132,040	367,620
MakeMyTrip Ltd. *	50,521	2,047,111
Reliance Industries Ltd.	128,212	3,609,767
United Spirits Ltd. *	295,028	3,570,014
		16,095,553

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
JAPAN — 18.8%
Cosmos Pharmaceutical Corp.	35,000	$3,578,336
Denso Corp.	190,400	3,055,135
Kao Corp.	36,600	1,356,580
Keyence Corp.	9,600	3,550,329
Murata Manufacturing Co., Ltd.	241,800	4,410,955
Nidec Corp.	52,400	2,419,489
Nippon Paint Holdings Co., Ltd.	438,300	2,943,679
Olympus Corp.	326,300	4,236,512
Recruit Holdings Co., Ltd.	87,500	2,677,065
Shimano, Inc.	21,900	2,931,196
Shiseido Co., Ltd.	153,100	5,365,262
SMC Corp.	11,000	4,930,886
Sugi Holdings Co., Ltd.	30,500	1,211,509
Sysmex Corp.	72,800	3,459,251
Tokyo Electron Ltd.	24,800	3,387,488
Unicharm Corp.	102,800	3,634,776
Z Holdings Corp.	738,800	2,049,513
		55,197,961
MEXICO — 1.0%
Wal-Mart de Mexico SAB de CV	769,396	2,904,081

NETHERLANDS — 6.4%
Adyen NV *	3,095	2,294,739
ASML Holding NV	12,232	7,201,594
EXOR NV	40,477	3,580,135
IMCD NV	28,313	3,579,748
Topicus.com, Inc. *	29,393	1,941,572
		18,597,788
NEW ZEALAND — 1.5%
Xero Ltd. *	62,192	4,472,715

PORTUGAL — 1.6%
Jeronimo Martins SGPS SA	206,102	4,628,682

SINGAPORE — 2.6%
United Overseas Bank Ltd.	360,899	7,516,844

SOUTH KOREA — 0.7%
Coupang, Inc. *	116,967	1,988,439

SWEDEN — 5.6%
Atlas Copco AB, A Shares	35,164	472,277
Atlas Copco AB, B Shares	561,390	6,565,485
Epiroc AB, B Shares	236,234	3,779,106
Investor AB, B Shares	294,387	5,635,896
		16,452,764
SWITZERLAND — 2.7%
Cie Financiere Richemont SA	44,582	5,429,341
Lonza Group AG	5,449	2,520,419
		7,949,760
TAIWAN — 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	130,503	11,340,711

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
UNITED KINGDOM — 12.2%
Ashtead Group PLC	61,388	$3,722,730
Auto Trader Group PLC	771,938	5,800,322
Burberry Group PLC	114,849	2,661,617
Farfetch Ltd., Class A *	178,426	372,910
Games Workshop Group PLC	31,588	4,067,278
Hargreaves Lansdown PLC	266,524	2,506,651
Intertek Group PLC	47,712	2,386,032
Rightmove PLC	739,201	5,044,528
Trainline PLC *	662,288	2,256,097
Weir Group PLC (The)	174,642	4,035,104
Wise PLC, Class A *	337,622	2,815,551
		35,668,820
UNITED STATES — 4.0%
Experian PLC	90,703	2,966,675
Mettler-Toledo International, Inc. *	4,976	5,513,756
Spotify Technology SA *	22,120	3,420,637
		11,901,068
Total Common Stocks (cost $247,079,321)		282,890,884

PREFERRED STOCKS — 1.9%

GERMANY — 1.9%
Sartorius AG 0.45% (cost $1,827,606)	16,454	5,572,870

TOTAL INVESTMENTS — 98.5% (cost $248,906,927)		$288,463,754
Other assets less liabilities — 1.5%		4,491,742
NET ASSETS — 100.0%		$292,955,496

*	Non-income producing security.

ADR — American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$51,284,368	$231,606,516	$—	$282,890,884
Preferred Stocks**	—	5,572,870	—	5,572,870
Total	$51,284,368	$237,179,386	$—	$288,463,754

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.